12. JOINT VENTURE PROFIT SHARING- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
12. JOINT VENTURE PROFIT SHARING

12. JOINT VENTURE PROFIT SHARING

During 2011 the Company entered into an agreement with CRA, Inc. regarding a sale of 60 scanners to a municipal school system. Under the terms of the deal CRA, Inc. purchased all of the materials and paid substantially all of the cost, View Systems, Inc. assembled the products, shipped the scanners for installation and billed the school system. The terms of the agreement provide that each party is to share equally in the profits. As of December 31, 2012 the Company has estimated that it owed CRA $63,561 which is CRA’s share on the profit is reflected on the financial statements as a component of cost of sales. However, since the project was not completed as of December 31, 2012 the ultimate calculation of profit could be made until the job is considered completed. During 2013 the parties agreed to settle the debt for $20,000 which was paid in full prior to December 31, 2013.